Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements [Abstract]
Schedule of Number and Weighted Average Exercise Prices of Share Options	The number and weighted average exercise prices (in USD) of share options are as follows:
	Weighted average exercise price			Number of options
	2025	2024	2023	2025	2024	2023
Outstanding on January 1	0.36	0.46	0.52	20,364,323	19,218,783	18,468,235
Expired and forfeited during the year	0.35	0.84	0.54	(4,628,747)	(2,004,460)	(2,026,452)
Granted during the year	0.003	0.037	0.19	65,450,000	3,150,000	2,777,000
Outstanding on December 31	0.071	0.36	0.46	81,185,576	20,364,323	19,218,783
Exercisable on December 31	0.404	0.45	0.62	13,449,701	14,420,406	10,923,032

Schedule of Number of RSUs	The number of RSUs are as follows:
	Number of RSUs
	2025	2024
Outstanding at January 1	4,918,917	5,770,750
Granted during the year	62,450,000	3,150,000
Forfeited during the year	(250,000)	(859,584)
Vested during the year	(2,596,075)	(3,142,249)
Outstanding at December 31	64,522,842	4,918,917

Schedule of Assumptions were Used	The following assumptions were used:
	2025	2024
Share Price - USD	0.0029-0.012	0.36
Exercise price - USD	0.003-0.012	0.37
Expected volatility (%)	98.7-113.13	95.93
Expected duration (years)	2-2.8	2-2.8
Dividend yield (%)	-	-
Risk free rate interest rate (%)	3.66%-3.93%	3.88%

Schedule of Expenses Recognized in the Consolidated Financial Statements	Expenses recognized in the consolidated financial statements:
	For the year ended December 31,
	2025	2024	2023
	USD thousands
Research and development expenses	113	117	768
General and administrative expenses	196	465	1,107

Total share-based expense recognized	309	582	1,875